Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001556505
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2025
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
Quantified Tactical Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Quantified Tactical Fixed Income Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser"). The Subadviser selects investments for the Fund and provides trade instructions to the Adviser, and in addition may provide trade placement for directly-issued fixed income instruments. The Adviser provides trade placement for directly-issued fixed income instruments, including cash equivalents, non-fixed income instruments, and indirect fixed income instruments such as mutual funds, ETFs, futures, swaps, and pooled investment vehicles that invest primarily in debt instruments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities. The Fund defines fixed income securities as debt instruments, exchange-traded funds ("ETFs") and mutual funds that invest primarily in debt instruments, futures and swap contracts on debt instruments and pooled investment vehicles that invest primarily in the preceding. The Fund invests in ETFs, mutual funds and pooled investment vehicles that are not affiliated with the Adviser or Subadviser. The Fund invests primarily in high-yield debt (commonly known as "junk bonds") and, to a lesser extent, US government debt. The Fund invests in fixed income securities without any restriction on maturity or credit quality. The Fund may gain long or short exposure to fixed income securities, regardless of whether they generate income or dividends. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Subadviser seeks interest income from debt instruments. The Subadviser also seeks capital gains by changing asset allocation including short positions. Additionally, the Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover. The Subadviser employs a number of investment models, which are driven by sub-strategies, to allocate assets and select long and short exposures. The sub-strategies are chosen and rebalanced periodically using the Subadviser's portfolio allocation algorithm to create a portfolio that aims for a balance of higher return, lower correlation, and lower volatility as compared to a buy and hold position in a high yield debt index. The Subadviser monitors the performance of the models and sub-strategies and may modify the methodologies and add or subtract models or sub-strategies at any time based on the results of its research processes.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The Advisor Class shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Once they commence operations, Advisor Class shares, will have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Advisor Class shares of the Fund have not commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-64-QUANT (1-855-647-8268)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Quantified Tactical Fixed Income Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	11.39%	March 31, 2020
Worst Quarter	(9.24)%	March 31, 2021
		The Fund’s Investor Class year-to-date return as of December 31, 2024 was (1.04)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.24%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Quantified Tactical Fixed Income Fund Investor Class Shares QFITX Advisor Class Shares QTSAX

PROSPECTUS

November 1, 2024
as supplemented January 22, 2025

Adviser:	Sub-Adviser:

Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

_________________________________________________________________________________________________

The following replaces the respective sections entitled "Principal Investment Strategies" in the summary prospectus and the statutory prospectus.

Principal Investment Strategies:

The Fund's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser"). The Subadviser selects investments for the Fund and provides trade instructions to the Adviser, and in addition may provide trade placement for directly-issued fixed income instruments. The Adviser provides trade placement for directly-issued fixed income instruments, including cash equivalents, non-fixed income instruments, and indirect fixed income instruments such as mutual funds, ETFs, futures, swaps, and pooled investment vehicles that invest primarily in debt instruments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities. The Fund defines fixed income securities as debt instruments, exchange-traded funds ("ETFs") and mutual funds that invest primarily in debt instruments, futures and swap contracts on debt instruments and pooled investment vehicles that invest primarily in the preceding. The Fund invests in ETFs, mutual funds and pooled investment vehicles that are not affiliated with the Adviser or Subadviser. The Fund invests primarily in high-yield debt (commonly known as "junk bonds") and, to a lesser extent, US government debt. The Fund invests in fixed income securities without any restriction on maturity or credit quality. The Fund may gain long or short exposure to fixed income securities, regardless of whether they generate income or dividends. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Subadviser seeks interest income from debt instruments. The Subadviser also seeks capital gains by changing asset allocation including short positions. Additionally, the Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover. The Subadviser employs a number of investment models, which are driven by sub-strategies, to allocate assets and select long and short exposures. The sub-strategies are chosen and rebalanced periodically using the Subadviser's portfolio allocation algorithm to create a portfolio that aims for a balance of higher return, lower correlation, and lower volatility as compared to a buy and hold position in a high yield debt index. The Subadviser monitors the performance of the models and sub-strategies and may modify the methodologies and add or subtract models or sub-strategies at any time based on the results of its research processes.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities. The Fund defines fixed income securities as debt instruments, exchange-traded funds ("ETFs") and mutual funds that invest primarily in debt instruments, futures and swap contracts on debt instruments and pooled investment vehicles that invest primarily in the preceding. The Fund invests in ETFs, mutual funds and pooled investment vehicles that are not affiliated with the Adviser or Subadviser. The Fund invests primarily in high-yield debt (commonly known as "junk bonds") and, to a lesser extent, US government debt. The Fund invests in fixed income securities without any restriction on maturity or credit quality. The Fund may gain long or short exposure to fixed income securities, regardless of whether they generate income or dividends. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Subadviser seeks interest income from debt instruments. The Subadviser also seeks capital gains by changing asset allocation including short positions. The Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover. The Subadviser employs a number of investment models, which are driven by sub-strategies, to allocate assets and select long and short exposures. The sub-strategies are chosen and rebalanced periodically using the Subadviser's portfolio allocation algorithm to create a portfolio that aims for a balance of higher return, lower correlation, and lower volatility as compared to a buy and hold position in a high yield debt index. The Subadviser monitors the performance of the models and sub-strategies and may modify the methodologies and add or subtract models or sub-strategies at any time based on the results of its research processes.

Investment Model 1: Long/Short Tactical

This model is based on a number of sub-strategies that utilize technical analysis of price and volume, are designed for short term trading, and allow the Fund to go long or short. The strategies analyze a number of price and volume patterns over various time periods. The analysis seeks to determine whether high yield bonds are trending or mean reverting and relies on historical relationships in each type of market to determine the appropriate trade positions.

Investment Model 2: Opportunistic Long-Only

The second model makes use of various sub-strategies that include an analysis of the relationship of high yield bond price and volume imbalances, as well as the relationship of valuation measures of the S&P 500 index and high yield bonds. These sub-strategies only call for long trades in high yield bonds, US government bonds and/or cash-like defensive substitutes.

Investment Model 3: Tactical High Yield

The final model uses sub-strategies that focus on generating long-only buy signals based on historical high yield bond and US government bond price momentum, as well as on an analysis of the relationship of commodity performance and the yield of US government bonds. Like Model 2, these sub-strategies only call for long trades in high yield bonds, US government bonds and/or cash-like defensive substitutes.

When not allocated to high-yield debt, each sub-strategy uses US government debt or money market instruments as a defensive alternative.

The following replaces the section entitled "Performance" in the summary prospectus.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The Advisor Class shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Once they commence operations, Advisor Class shares, will have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Tactical Fixed Income Fund
Investor Class Performance
Bar Chart For Calendar Years Ended December 31

Best Quarter	11.39%	March 31, 2020
Worst Quarter	(9.24)%	March 31, 2021

The Fund’s Investor Class year-to-date return as of December 31, 2024 was (1.04)%.

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2024)

Quantified Tactical Fixed Income Fund	One Year	Five Year	Since Inception(1)
Investor Class Shares Return before taxes	(1.04)%	(5.27)%	(4.75)%
Investor Class Shares Return after taxes on distributions(2)	(2.47)%	(5.68)%	(5.25)%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)	(0.61)%	(4.02)%	(3.64)%
Bloomberg U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	(0.03)%
(1)	The inception date for Investor Class Shares is September 13, 2019. The Advisor Class Shares have not commenced operations.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

**************

The Statement of Additional Information, Prospectus, and Summary Prospectus, each dated November 1, 2024, and as supplemented from time to time, provide information that you should know before investing in the Fund and should be retained for future reference. The Statement of Additional Information, Prospectus, and Summary Prospectus have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling shareholder services at 1-855-64-QUANT (1-855-647-8268) or by visiting http://www.quantifiedfunds.com/fund-documents or www.advisorspreferred.com.

Please retain this Supplement for future reference.

Quantified Tactical Fixed Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.33%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)	[1],[2]
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QFITX
Annual Return 2020	rr_AnnualReturn2020	10.36%
Annual Return 2021	rr_AnnualReturn2021	(2.99%)
Annual Return 2022	rr_AnnualReturn2022	(22.98%)
Annual Return 2023	rr_AnnualReturn2023	(6.54%)
Annual Return 2024	rr_AnnualReturn2024	(1.04%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	(5.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.75%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2019
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Investor Class Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.47%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(5.68%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.25%)	[2],[3]
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.61%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(4.02%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)	[2],[3]
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QTSAX

[1]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The inception date for Investor Class Shares is September 13, 2019. The Advisor Class Shares have not commenced operations.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.